Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,800,000.00
Total Fee Amount	3,978.00
Total Offset Amount	0.00
Net Fee	$ 3,978.00
Offering Table N/A
Offset Table N/A	N/A